ACCOUNTS RECEIVABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS RECEIVABLE
Accounts receivable, before allowance	$ 1,624,809	$ 1,074,137
Less: allowance for doubtful accounts	0	0	$ 0
Accounts receivable	1,624,809	1,074,137
Accounts receivable written off	$ 105,204	$ 0